BUSINESS ACQUISITIONS - Acquisition of Citizen Stash (Details) - CS $ in Thousands	Nov. 08, 2021 CAD ($) instrument
Disclosure of detailed information about business combination [line items]
Consideration paid at closing | $	$ 35,760
Shares issued on closing | instrument	5,786,360